UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      10/4/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $      131,637
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      448      672 SH       SOLE       N/A         0    n/a     672
ABM Industries, Inc.     cs             000957100      246   13,000 SH       SOLE       N/A         0    n/a  13,000
Automatic Data Proc      cs             053015103    3,236   55,159 SH       SOLE       N/A         0    n/a  55,159
Ameren Corp.             cs             023608102      845   25,866 SH       SOLE       N/A         0    n/a  25,866
Amer Electric Power      cs             025537101    1,758   40,020 SH       SOLE       N/A         0    n/a  40,020
AFLAC Inc                cs             001055102    1,789   37,364 SH       SOLE       N/A         0    n/a  37,364
Amerigas Partners        oa             030975106    1,097   25,123 SH       SOLE       N/A         0    n/a  25,123
Ares Capital Corp.       cs             04010L103      354   20,655 SH       SOLE       N/A         0    n/a  20,655
American Express         cs             025816109      686   12,057 SH       SOLE       N/A         0    n/a  12,057
Boeing                   cs             097023105    2,624   37,700 SH       SOLE       N/A         0    n/a  37,700
Bank America             cs             060505104      800   90,558 SH       SOLE       N/A         0    n/a  90,558
BP PLC ADR               cs             055622104    2,531   59,750 SH       SOLE       N/A         0    n/a  59,750
Conagra Foods Inc.       cs             205887102      809   29,315 SH       SOLE       N/A         0    n/a  29,315
Caterpillar Inc.         cs             149123101    2,635   30,625 SH       SOLE       N/A         0    n/a  30,625
Mack Cali RealtyREIT     oa             554489104    2,254   84,755 SH       SOLE       N/A         0    n/a  84,755
Cisco Systems            cs             17275R102    3,072  160,864 SH       SOLE       N/A         0    n/a 160,864
Capitalsource Inc        cs             14055X102      498   65,692 SH       SOLE       N/A         0    n/a  65,692
Dominion Res Inc VA      cs             25746U109    1,936   36,575 SH       SOLE       N/A         0    n/a  36,575
Diebold Incorporated     cs             253651103    1,616   47,950 SH       SOLE       N/A         0    n/a  47,950
D T E Energy Company     cs             233331107      343    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    3,592   55,446 SH       SOLE       N/A         0    n/a  55,446
I Shares Dow Div         cs             464287168    4,524   78,432 SH       SOLE       N/A         0    n/a  78,432
Consolidated Edison      cs             209115104    1,978   33,022 SH       SOLE       N/A         0    n/a  33,022
I Share Tr MSCI          cs             464287465    2,253   42,504 SH       SOLE       N/A         0    n/a  42,504
Emerson Electric Co      cs             291011104    2,751   57,000 SH       SOLE       N/A         0    n/a  57,000
General Electric         cs             369604103    2,862  126,033 SH       SOLE       N/A         0    n/a 126,033
Great Plains Energy      cs             391164100    1,877   84,304 SH       SOLE       N/A         0    n/a  84,304
Health Care REIT         oa             42217K106      260    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,975   89,363 SH       SOLE       N/A         0    n/a  89,363
Hawaiian Elec Indus      cs             419870100      623   23,670 SH       SOLE       N/A         0    n/a  23,670
Hospitality Pptys Tr     oa             44106M102    1,703   71,625 SH       SOLE       N/A         0    n/a  71,625
iShares iBoxx HY Cor     cs             464288513    1,763   19,101 SH       SOLE       N/A         0    n/a  19,101
Intel                    cs             458140100    3,060  135,068 SH       SOLE       N/A         0    n/a 135,068
ISharesRussl1000Valu     cs             464287598    1,444   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,698   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,531   22,213 SH       SOLE       N/A         0    n/a  22,213
JP Morgan Chase          cs             46625H100    3,904   96,435 SH       SOLE       N/A         0    n/a  96,435
Kinder Morgan Hold       cs             49455B101    1,590   44,750 SH       SOLE       N/A         0    n/a  44,750
Kinder Morgan Energy     oa             494550106    4,206   50,980 SH       SOLE       N/A         0    n/a  50,980
Kinder Morgan Mgmt       cs             49455U100    1,868   24,449 SH       SOLE       N/A         0    n/a  24,449
Coca-Cola Co.            cs             191216100    3,599   94,892 SH       SOLE       N/A         0    n/a  94,892
Lincoln National         cs             534187109      794   32,832 SH       SOLE       N/A         0    n/a  32,832
Herman Miller Inc        cs             600544100      205   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,288   35,582 SH       SOLE       N/A         0    n/a  35,582
Altria Group Inc         cs             02209S103      540   16,175 SH       SOLE       N/A         0    n/a  16,175
Marathon Pete Corp       cs             56585A102    1,759   32,225 SH       SOLE       N/A         0    n/a  32,225
Marathon Oil Corp        cs             565849106    2,082   70,400 SH       SOLE       N/A         0    n/a  70,400
Nveen CA Mn Val Mf       cs             67062C107    1,103  103,732 SH       SOLE       N/A         0    n/a 103,732
Nucor Corp               cs             670346105    2,485   64,950 SH       SOLE       N/A         0    n/a  64,950
O G E Energy Cp Hldg     cs             670837103      739   13,320 SH       SOLE       N/A         0    n/a  13,320
Oracle                   cs             68389X105    2,248   71,450 SH       SOLE       N/A         0    n/a  71,450
Precision Castparts      cs             740189105    6,490   39,733 SH       SOLE       N/A         0    n/a  39,733
Pfizer                   cs             717081103    1,705   68,600 SH       SOLE       N/A         0    n/a  68,600
Proctor and Gamble       cs             742718109    3,577   51,566 SH       SOLE       N/A         0    n/a  51,566
Philip Morris Intnl      cs             718172109    1,239   13,775 SH       SOLE       N/A         0    n/a  13,775
Pinnacle West            cs             723484101    1,206   22,850 SH       SOLE       N/A         0    n/a  22,850
Penn West Pete Ltd       cs             707887105    2,124  149,147 SH       SOLE       N/A         0    n/a 149,147
Scana Corporation        cs             80589M102    2,435   50,450 SH       SOLE       N/A         0    n/a  50,450
The Southern Company     cs             842587107    1,749   37,950 SH       SOLE       N/A         0    n/a  37,950
A T & T Inc              cs             00206R102      290    7,695 SH       SOLE       N/A         0    n/a   7,695

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Integrys Energy Grp.     cs             45822P105    1,339   25,659 SH       SOLE       N/A         0    n/a  25,659
US Bancorp               cs             902973304      285    8,307 SH       SOLE       N/A         0    n/a   8,307
Vanguard Div Apprec      cs             921908844      904   15,140 SH       SOLE       N/A         0    n/a  15,140
Vulcan Materials Co.     cs             929160109      601   12,700 SH       SOLE       N/A         0    n/a  12,700
Vanguard Value ETF       cs             922908744    3,816   64,990 SH       SOLE       N/A         0    n/a  64,990
Vanguard Growth Idx      cs             922908736    3,162   43,668 SH       SOLE       N/A         0    n/a  43,668
Walgreen                 cs             931422109    2,814   77,216 SH       SOLE       N/A         0    n/a  77,216
Wells Fargo              cs             949746101      770   22,291 SH       SOLE       N/A         0    n/a  22,291
Xcel Energy              cs             98389B100      497   17,945 SH       SOLE       N/A         0    n/a  17,945
Exxon Mobil Corp.        cs             30231G102      753    8,232 SH       SOLE       N/A         0    n/a   8,232